SMALLCAP World Fund®
Investment portfolio
June 30, 2020
unaudited
Common stocks 93.17% Information technology 24.40%	Shares	Value (000)
RingCentral, Inc., Class A1	4,335,900	$1,235,775
MongoDB, Inc., Class A1	2,909,206	658,470
Alteryx, Inc., Class A1	2,390,100	392,646
DocuSign, Inc.[1]	2,141,929	368,862
Cree, Inc.[1,2]	5,472,938	323,943
Smartsheet Inc., Class A1	5,832,300	296,981
Paycom Software, Inc.[1]	822,769	254,836
Inphi Corp.[1]	2,089,242	245,486
Square, Inc., Class A1	2,274,730	238,710
SimCorp AS2,3	2,159,450	232,654
TeamViewer AG1,3	4,257,886	232,303
Net One Systems Co., Ltd.[2,3]	6,879,958	229,397
Ceridian HCM Holding Inc.[1]	2,851,343	226,026
Netcompany Group AS, non-registered shares[1,2,3]	3,279,837	215,004
Alarm.Com Holdings, Inc.[1,2]	3,208,000	207,911
Globant SA1	1,316,531	197,282
Kingdee International Software Group Co. Ltd.[3]	80,742,093	187,967
Network International Holdings PLC[1,2,3]	32,306,163	176,286
Bottomline Technologies, Inc.[1,2]	3,212,000	163,073
EPAM Systems, Inc.[1]	635,700	160,203
BE Semiconductor Industries NV3	3,436,020	152,798
CANCOM SE, non-registered shares[1,2,3]	2,878,806	152,514
Sinch AB1,3	1,779,754	151,972
Carel Industries SpA[2,3]	8,000,000	146,748
SVMK Inc.[1]	6,233,380	146,734
Silergy Corp.[3]	2,224,060	144,336
Yext, Inc.[1,2]	8,661,274	143,864
Avast PLC[3]	20,250,500	132,452
Fortnox AB2,3	4,782,746	130,766
Douzone Bizon Co., Ltd.[3]	1,393,858	119,295
Okta, Inc., Class A1	581,800	116,494
Kinaxis Inc.[1]	785,418	112,270
MKS Instruments, Inc.	945,488	107,067
Cabot Microelectronics Corp.	756,700	105,590
Euronet Worldwide, Inc.[1]	1,100,206	105,422
SHIFT Inc.[1,2,3,4]	1,024,000	104,099
Appfolio, Inc., Class A1	636,532	103,570
Bechtle AG, non-registered shares[3]	588,521	103,454
Megaport Ltd.[1,2,3]	12,040,000	100,600
SoftwareONE Holding AG3	3,849,300	94,887
MACOM Technology Solutions Holdings, Inc.[1]	2,760,000	94,806
Qorvo, Inc.[1]	821,404	90,790
Justsystems Corp.[3]	1,242,100	87,777
Oneconnect Financial Technology Co., Ltd. (ADR)[1,4]	4,717,371	86,139
Avalara, Inc.[1]	629,914	83,835
Nuance Communications, Inc.[1]	3,278,000	82,950
Elastic NV, non-registered shares[1]	861,000	79,393
SMALLCAP World Fund — Page 1 of 26

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
GB Group PLC[3]	9,530,000	$79,310
Siltronic AG3	748,500	76,247
Halma PLC[3]	2,663,862	75,916
CDW Corp.	650,000	75,517
Viavi Solutions Inc.[1]	5,732,000	73,026
Endava PLC, Class A (ADR)[1]	1,487,998	71,870
eMemory Technology Inc.[2,3]	4,024,334	66,132
Agora, Inc. (ADR)[1]	1,480,000	65,372
Hamamatsu Photonics KK3	1,439,850	62,350
SUNeVision Holdings Ltd.[3]	73,954,000	58,176
Computer Services, Inc.	1,084,411	58,016
RealPage, Inc.[1]	863,610	56,143
Money Forward, Inc.[1,3]	1,006,952	56,020
Pegasystems Inc.	549,775	55,621
Autodesk, Inc.[1]	230,000	55,014
Nordic Semiconductor ASA[1,3]	7,157,869	54,685
Anaplan, Inc.[1]	1,129,467	51,176
Vanguard International Semiconductor Corp.[3]	19,173,948	50,464
Repay Holdings Corp., Class A1	2,031,034	50,024
BlackLine, Inc.[1]	595,000	49,331
Nemetschek SE3	709,687	48,693
Cognex Corp.	800,000	47,776
Aspen Technology, Inc. (USA)[1]	417,000	43,205
ON Semiconductor Corp.[1]	2,173,955	43,088
Pexip Holding ASA[1,3]	4,893,107	42,702
Temenos AG3	270,000	41,862
Cardtronics PLC, Class A1	1,602,000	38,416
ASM Pacific Technology Ltd.[3]	3,583,779	37,877
Semtech Corp.[1]	696,600	36,376
Rapid7, Inc.[1]	712,000	36,326
TravelSky Technology Ltd., Class H3	20,349,000	35,854
Novanta Inc.[1]	335,300	35,800
Unimicron Technology Corp.[3]	20,840,000	35,274
SUMCO Corp.[3]	2,233,600	34,194
Silicon Laboratories Inc.[1]	341,000	34,192
Venustech Group Inc., Class A3	5,493,430	32,696
AAC Technologies Holdings Inc.[3,4]	5,275,000	32,296
Maxlinear, Inc.[1]	1,500,000	32,190
SYNNEX Corp.	268,000	32,098
Disco Corp. (Japan)[3]	131,500	31,839
LPKF Laser & Electronics AG, non-registered shares[2,3]	1,400,000	30,258
Fineos Corp Holdings PLC[1,3]	10,967,570	29,627
AIXTRON SE1,3	2,434,518	29,308
QAD Inc., Class A	687,799	28,392
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H3,4	15,030,000	27,645
Acacia Communications, Inc.[1]	380,000	25,532
NIIT Technologies Ltd.[3]	1,358,231	25,382
PAR Technology Corp.[1,4]	846,778	25,344
Zendesk, Inc.[1]	273,000	24,169
LEM Holding SA3	15,943	23,548
Trimble Inc.[1]	530,000	22,891
Paylocity Holding Corp.[1]	150,000	21,884
Appen Ltd.[3]	889,417	20,907
EVERTEC, Inc.	741,912	20,848
Veeco Instruments Inc.[1]	1,490,000	20,100
SMALLCAP World Fund — Page 2 of 26

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Yeahka Ltd.[1,3]	8,908,400	$19,770
oRo Co., Ltd.[3]	804,200	19,342
Global Unichip Corp.[3]	2,210,000	18,857
Flex Ltd.[1]	1,834,600	18,805
LiveRamp Holdings, Inc.[1]	437,600	18,585
INFICON Holding AG3	23,396	18,127
Coupa Software Inc.[1]	61,500	17,038
Tyro Payments Ltd.[1,3]	6,695,093	16,253
GMO Payment Gateway, Inc.[3]	153,000	15,944
FDM Group (Holdings) PLC[3]	1,415,000	15,939
CDK Global, Inc.	384,216	15,914
NHN KCP Corp.[3]	379,339	15,672
ALTEN SA, non-registered shares[1,3]	179,800	15,442
Smart Metering Systems PLC[3]	2,053,096	15,060
TTM Technologies, Inc.[1]	1,167,000	13,841
Fabrinet, non-registered shares[1]	218,080	13,613
Fair Isaac Corp.[1]	29,100	12,165
Maruwa Co., Ltd.[3]	154,400	11,657
Smaregi, Inc.[1,3,4]	363,700	11,448
TeamSpirit Inc.[1,3,4]	450,000	11,236
Globalwafers Co., Ltd.[3]	777,000	10,586
S&T AG, non-registered shares[1,3]	396,250	10,141
Keywords Studios PLC[3]	448,434	10,062
Cloudflare, Inc., Class A1	264,395	9,505
Zebra Technologies Corp., Class A1	36,300	9,291
Crayon Group Holding ASA[1,3]	1,354,713	8,831
eCloudvalley Digital Technology Co., Ltd.[3]	1,340,000	8,007
Foursquare Labs, Inc., Series A1,3,5,6,7	1,970,385	5,891
Reply SpA[3]	71,184	5,740
Guidewire Software, Inc.[1]	50,075	5,551
Vitec Software Group AB, Class B3	229,013	5,166
Softcat PLC[3]	359,650	4,853
Teradata Corp.[1]	192,700	4,008
Cloudera, Inc.[1,4]	296,400	3,770
Zuken Inc.[3]	139,300	3,698
Renishaw PLC[3]	71,158	3,545
Sabre Corp.	371,400	2,994
Technology One Ltd.[3]	92,891	565
RAKUS Co., Ltd.[3]	5,776	102
		12,120,450
Health care 20.32%
Insulet Corp.[1,2]	3,487,001	677,385
Molina Healthcare, Inc.[1]	2,579,100	459,028
Notre Dame Intermédica Participações SA	25,176,829	314,867
CanSino Biologics Inc., Class H1,2,3	10,551,404	291,714
Haemonetics Corp.[1,2]	3,243,450	290,483
Allakos Inc.[1,2,4]	3,802,533	273,250
DexCom, Inc.[1]	641,300	259,983
Centene Corp.[1]	3,922,978	249,305
Fisher & Paykel Healthcare Corp. Ltd.[3]	10,329,000	238,859
GW Pharmaceuticals PLC (ADR)[1,2,4]	1,864,090	228,761
NovoCure Ltd.[1]	3,666,797	217,441
Allogene Therapeutics, Inc.[1,4]	4,392,099	188,070
Allogene Therapeutics, Inc.[1]	653,594	27,987
SMALLCAP World Fund — Page 3 of 26

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Mani, Inc.[2,3]	6,830,382	$180,228
Ultragenyx Pharmaceutical Inc.[1]	2,030,670	158,839
Teladoc Health, Inc.[1]	770,000	146,947
Amplifon SpA[1,3]	5,419,500	144,147
Integra LifeSciences Holdings Corp.[1]	3,032,175	142,482
Bluebird Bio, Inc.[1]	2,240,437	136,756
GVS SpA[1,2,3]	11,404,178	132,610
Ambu AS, Class B, non-registered shares[3]	4,210,500	132,339
Biohaven Pharmaceutical Holding Co. Ltd.[1]	1,806,900	132,102
iRhythm Technologies, Inc.[1]	1,080,568	125,227
STAAR Surgical Co.[1]	1,918,400	118,058
Fagron NV2,3	5,478,326	115,134
Legend Biotech Corp., Class A1,3,5,7	3,968,665	70,096
Legend Biotech Corp., (ADR)[1]	1,017,388	43,300
Vitrolife AB1,3	5,002,795	111,788
Zai Lab Ltd. (ADR)[1]	1,356,900	111,442
Cortexyme, Inc.[1,2,4]	2,353,382	108,962
PRA Health Sciences, Inc.[1]	1,077,650	104,845
Silk Road Medical, Inc.[1,2]	2,483,600	104,038
Natera, Inc.[1]	2,026,000	101,016
Pharmaron Beijing Co., Ltd., Class H3,4	9,308,000	96,196
Adaptimmune Therapeutics PLC (ADR)[1,2]	9,323,900	93,332
Penumbra, Inc.[1]	508,744	90,974
Madrigal Pharmaceuticals, Inc.[1]	742,922	84,136
Galapagos NV1,3	418,239	82,104
Revance Therapeutics, Inc.[1,2]	3,291,900	80,388
Exact Sciences Corp.[1]	890,000	77,377
Agilon Health TopCo, Inc.[1,3,5,6]	131,143	77,115
New Frontier Health Corp., Class A1,2,7	9,313,186	77,113
CompuGroup Medical SE & Co. KGaA[3]	955,100	75,104
Metropolis Healthcare Ltd.[2,3]	3,995,946	72,149
Health Catalyst, Inc.[1,2,4]	2,371,300	69,171
Autolus Therapeutics PLC (ADR)[1,2,4]	4,178,494	66,981
Incyte Corp.[1]	640,000	66,541
NuVasive, Inc.[1]	1,166,000	64,900
Genus PLC[3]	1,480,000	64,721
MorphoSys AG, non-registered shares[1,3]	510,875	64,531
Applied Molecular Transport Inc.[1,2,4]	2,494,418	62,710
Hutchison China MediTech Ltd. (ADR)[1]	2,271,707	62,654
Cellectis SA (ADR)[1,2]	2,214,336	39,415
Cellectis SA, non-registered shares[1,2,3]	1,181,240	21,060
Menicon Co., Ltd.[3]	1,220,500	59,930
Sysmex Corp.[3]	765,600	58,803
Hikma Pharmaceuticals PLC[3]	2,117,000	58,188
Globus Medical, Inc., Class A1	1,190,500	56,799
Genmab A/S1,3	165,000	55,196
Nakanishi Inc.[3]	4,056,500	52,889
Adaptive Biotechnologies Corp.[1]	1,077,200	52,115
Editas Medicine, Inc.[1]	1,760,000	52,061
Sarepta Therapeutics, Inc.[1]	320,842	51,444
CryoLife, Inc.[1,2]	2,669,914	51,182
Flexion Therapeutics, Inc.[1,2]	3,823,000	50,272
WuXi Biologics (Cayman) Inc.[1,3]	2,672,000	48,959
CellaVision AB, non-registered shares[1,2,3]	1,550,300	46,713
Divi’s Laboratories Ltd.[3]	1,500,000	45,417
SMALLCAP World Fund — Page 4 of 26

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Vir Biotechnology, Inc.[1,4]	1,094,305	$44,834
Revenio Group Oyj, non-registered shares[2,3]	1,400,519	44,239
Glaukos Corp.[1]	1,150,322	44,195
Pacific Biosciences of California, Inc.[1,2]	12,242,300	42,236
Gossamer Bio, Inc.[1]	3,171,051	41,224
Shandong Pharmaceutical Glass Co., Ltd., Class A1,3	4,764,328	39,092
Tandem Diabetes Care, Inc.[1]	375,300	37,125
Novavax, Inc.[1,4]	444,228	37,026
Genomma Lab Internacional, SAB de CV, Series B1	35,953,000	36,712
Carl Zeiss Meditec AG, non-registered shares[1,3]	368,406	35,897
AddLife AB, Class B1,3	3,307,444	34,937
Hypera SA, ordinary nominative	5,561,283	34,054
Precision BioSciences, Inc.[1,2,4]	4,062,000	33,836
Fleury SA, ordinary nominative	7,473,900	33,796
Guardant Health, Inc.[1]	412,233	33,445
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A3	2,620,281	33,166
CONMED Corp.	453,000	32,612
Twist Bioscience Corp.[1]	704,000	31,891
Neurocrine Biosciences, Inc.[1]	258,000	31,476
Abcam PLC[3]	1,900,000	31,355
Krka, dd, Novo mesto[3]	335,262	31,221
BioMarin Pharmaceutical Inc.[1]	250,000	30,835
Hangzhou Tigermed Consulting Co., Ltd., Class A3	2,107,152	30,374
Genetron Holdings Ltd. (ADR)[1,4]	2,472,191	29,839
Global Blood Therapeutics, Inc.[1,4]	467,520	29,515
Revolution Medicines, Inc.[1]	920,453	29,059
Karuna Therapeutics, Inc.[1]	259,000	28,868
Schrodinger, Inc.[1,4]	310,500	28,433
Shockwave Medical, Inc.[1]	585,000	27,711
CRISPR Therapeutics AG1	375,000	27,559
Encompass Health Corp.	443,400	27,460
Asahi Intecc Co., Ltd.[3]	962,400	27,347
Zealand Pharma A/S1,3	782,816	26,946
Addus HomeCare Corp.[1]	290,000	26,842
Phreesia, Inc.[1]	945,659	26,743
Wright Medical Group NV1	879,857	26,149
Xenon Pharmaceuticals Inc.[1,2,4]	2,019,226	25,321
Acerta Pharma BV1,3,5,6	195,556,815	25,149
Hugel, Inc.[1,3]	57,557	22,755
OdontoPrev SA, ordinary nominative	8,459,900	22,137
Black Diamond Therapeutics, Inc.[1,4]	525,000	22,134
Inari Medical, Inc.[1,4]	450,000	21,798
Zentalis Pharmaceuticals, Inc.[1,4]	450,000	21,609
Ironwood Pharmaceuticals, Inc., Class A1,4	2,030,000	20,950
Hua Medicine[1,3]	22,418,000	20,478
Alnylam Pharmaceuticals, Inc.[1]	137,700	20,395
Grifols, SA, Class B (ADR)	616,400	11,243
Grifols, SA, Class A, non-registered shares[3]	270,000	8,191
Nevro Corp.[1]	160,000	19,115
Chemed Corp.	42,000	18,945
Sosei Group Corp.[1,3,4]	1,116,200	17,963
WIN-Partners Co., Ltd.[2,3]	1,945,600	17,464
Clinuvel Pharmaceuticals Ltd.[3,4]	941,000	16,676
Deciphera Pharmaceuticals, Inc.[1]	270,000	16,124
CELLINK AB, Class B1,3	1,249,188	16,029
SMALLCAP World Fund — Page 5 of 26

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Unity Biotechnology, Inc.[1,4]	1,835,000	$15,928
Medacta Group SA1,3	189,515	14,997
Agios Pharmaceuticals, Inc.[1]	276,600	14,793
NuCana PLC (ADR)[1,2,4]	2,574,816	13,904
Livongo Health, Inc.[1,4]	172,700	12,985
UDG Healthcare PLC[3]	1,350,127	11,997
Arjo AB, Class B3	2,127,400	11,815
Bachem Holding AG, Class B3	40,637	10,667
Intercept Pharmaceuticals, Inc.[1]	213,137	10,211
Grail, Inc.[1,3,5,6,7]	1,939,479	9,907
Rubius Therapeutics, Inc.[1,4]	1,533,396	9,170
Creo Medical Group PLC[1,3]	3,457,000	9,084
Amvis Holdings, Inc.[1,3,4]	264,100	8,032
GN Store Nord AS3	93,689	4,989
Paramount Bed Holdings Co., Ltd.[3]	107,500	4,376
Bausch Health Companies Inc.[1]	200,000	3,658
AMEDISYS INC[1]	17,200	3,415
Neovasc Inc.[1,2]	1,157,102	2,754
Sage Therapeutics, Inc.[1]	50,900	2,116
Clovis Oncology, Inc.[1,4]	119,000	803
NMC Health PLC[1,3,5]	911,693	11
		10,094,266
Consumer discretionary 16.89%
Evolution Gaming Group AB2,3	9,884,330	588,685
Thor Industries, Inc.[2]	2,893,692	308,265
Just Eat Takeaway (EUR denominated)[1,3]	2,858,900	297,481
Ocado Group PLC[1,3]	10,398,813	261,052
Floor & Decor Holdings, Inc., Class A1	4,356,200	251,135
TopBuild Corp.[1,2]	2,200,400	250,339
DraftKings Inc., Class A1	5,859,012	194,871
DraftKings Inc., Class A1,3,4,5,7	2,004,442	52,667
YETI Holdings, Inc.[1,2]	5,104,963	218,135
Dollarama Inc.	6,015,000	200,086
Trainline PLC[1,2,3]	36,559,540	197,487
frontdoor, inc.[1]	4,097,000	181,620
Strategic Education, Inc.[2]	1,143,475	175,695
Five Below, Inc.[1]	1,582,402	169,175
GVC Holdings PLC[3]	17,086,694	156,556
ASOS PLC[1,3]	3,557,523	150,764
Helen of Troy Ltd.[1]	787,500	148,491
Arco Platform Ltd., Class A1	3,327,415	144,676
IDP Education Ltd.[3]	13,381,206	143,713
Momo.com Inc.[3]	5,687,000	138,280
MercadoLibre, Inc.[1]	138,700	136,726
Wyndham Hotels & Resorts, Inc.	3,183,067	135,662
Pool Corp.	478,600	130,117
Grand Canyon Education, Inc.[1]	1,164,200	105,395
Bright Horizons Family Solutions Inc.[1]	896,849	105,111
Shop Apotheke Europe NV, non-registered shares[1,2,3,4]	870,557	104,008
Domino’s Pizza Group PLC[2,3]	26,342,815	101,220
Jumbo SA3	5,206,161	93,874
zooplus AG, non-registered shares[1,2,3]	571,544	93,709
Jiumaojiu International Holdings Ltd.[1,3]	52,948,000	92,023
KB Home	2,957,918	90,749
SMALLCAP World Fund — Page 6 of 26

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Ace Hardware Indonesia Tbk PT1,3	855,750,000	$90,494
B2W - Cia. Digital, ordinary nominative[1]	4,372,661	86,077
Domino’s Pizza, Inc.	227,600	84,085
Gentex Corp.	3,208,134	82,674
Wayfair Inc., Class A1	416,000	82,206
Moncler SpA[1,3]	2,120,000	80,947
Vroom, Inc.[1,4]	1,550,000	80,817
Eldorado Resorts, Inc.[1,4]	1,940,000	77,716
Sushiro Global Holdings Ltd.[3]	3,450,000	75,970
BHG Group AB1,2,3,4	8,585,837	75,490
Mercari, Inc.[1,3]	2,312,000	71,447
Mattel, Inc.[1]	7,000,000	67,690
Lennar Corp., Class A	1,058,458	65,222
Lennar Corp., Class B	21,169	976
Williams-Sonoma, Inc.	800,000	65,608
Melco International Development Ltd.[3]	30,166,000	58,226
Cairn Homes PLC[2,3]	57,404,000	58,010
POYA International Co., Ltd.[3]	2,795,527	55,066
Etsy, Inc.[1]	516,900	54,910
Polaris Inc.	591,000	54,697
MGM China Holdings, Ltd.[3,4]	41,968,504	54,555
AcadeMedia AB2,3	7,897,375	53,340
Basic-Fit NV1,3	1,963,780	51,400
China MeiDong Auto Holdings Ltd.[3,4]	20,000,000	49,064
Nien Made Enterprise Co., Ltd.[3]	4,920,000	47,797
WH Smith PLC[3]	3,265,000	44,331
Kindred Group PLC (SDR)[3]	7,232,000	43,168
MIPS AB3	1,195,000	41,174
Musti Group Oyj[1,2,3]	2,179,804	39,354
Skechers USA, Inc., Class A1	1,250,000	39,225
NetEnt AB, Class B1,3	5,101,880	38,919
Brunello Cucinelli SpA[1,3]	1,285,352	38,145
Games Workshop Group PLC[3]	382,000	37,904
Tube Investments of India Ltd.[3]	6,169,000	36,552
M.D.C. Holdings, Inc.	967,528	34,541
Tongcheng-Elong Holdings Ltd.[1,3]	19,148,200	34,528
Kontoor Brands, Inc.[4]	1,910,000	34,017
Flutter Entertainment PLC (GBP denominated)[3]	259,095	33,975
Cavco Industries, Inc.[1]	170,870	32,952
Bajaj Electricals Ltd.[2,3]	6,203,607	32,372
Vail Resorts, Inc.	172,000	31,330
Levi Strauss & Co., Class A4	2,250,000	30,150
Six Flags Entertainment Corp.	1,514,000	29,084
Freni Brembo SpA[1,3]	3,052,146	28,157
Century Communities, Inc.[1]	911,000	27,931
Cie. Plastic Omnium SA3	1,348,533	27,435
D.R. Horton, Inc.	490,000	27,170
RH1	108,000	26,881
ServiceMaster Global Holdings, Inc.[1]	670,000	23,912
Everi Holdings Inc.[1,2]	4,554,606	23,502
Darden Restaurants, Inc.	303,300	22,981
GoCo Group PLC[3]	18,388,760	21,951
Toll Brothers, Inc.	635,000	20,695
Relaxo Footwears Ltd.[3]	2,462,720	20,687
Gourmet Master Co. Ltd.[3]	5,787,000	19,951
SMALLCAP World Fund — Page 7 of 26

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
TUI AG3,4	4,105,156	$19,502
Paltac Corp.[3]	423,800	19,434
Winnebago Industries, Inc.	275,820	18,375
Norwegian Cruise Line Holdings Ltd.[1,4]	1,100,000	18,073
OneSpaWorld Holdings Ltd.[2,4]	3,615,348	17,245
Graham Holdings Co., Class B	50,000	17,133
Cooper Tire & Rubber Co.	616,000	17,008
Vivo Energy PLC[3]	16,890,003	16,876
Beazer Homes USA, Inc.[1,2]	1,659,813	16,714
Hilton Grand Vacations Inc.[1]	840,100	16,424
Salvatore Ferragamo SPA[1,3]	1,126,117	15,225
Harley-Davidson, Inc.	592,000	14,072
Macy’s, Inc.[4]	1,900,000	13,072
SSP Group PLC[3]	3,961,859	12,607
Elior Group SA3	2,185,000	12,429
Melco Resorts & Entertainment Ltd. (ADR)	800,000	12,416
Zhongsheng Group Holdings Ltd.[3]	2,121,500	11,838
Thule Group AB3	468,600	11,815
Nordstrom, Inc.[4]	760,000	11,772
Dalata Hotel Group PLC[3]	3,000,900	9,908
William Hill PLC[3]	6,394,600	9,001
Bloomberry Resorts Corp.[3]	57,777,500	8,673
Del Taco Restaurants, Inc.[1]	1,438,200	8,529
Eicher Motors Ltd.[3]	32,800	8,010
Westwing Group AG, non-registered shares[1,3]	952,000	8,004
Dine Brands Global, Inc.	180,000	7,578
Jamna Auto Industries Ltd.[3]	16,912,000	7,294
Cyrela Brazil Realty SA, ordinary nominative	1,587,200	6,669
Ryohin Keikaku Co., Ltd.[3]	463,900	6,565
Piaggio & C. SpA[3]	2,650,000	6,412
Lojas Americanas SA, ordinary nominative	1,232,000	6,178
Central Automotive Products Ltd.[3]	246,700	4,827
Chow Sang Sang Holdings International Ltd.[3]	4,227,700	4,482
Despegar.com, Corp.[1]	565,409	4,060
Royal Caribbean Cruises Ltd.	78,017	3,924
Viomi Technology Co., Ltd. (ADR)[1,4]	375,000	1,987
Delta Corp Ltd.[3]	1,430,000	1,646
Samsonite International SA1,3	1,350,000	1,370
China Zenix Auto International Ltd. (ADR)[1]	2,152,000	603
BNN Technology PLC[1,2,3,5]	19,007,000	235
		8,393,210
Industrials 13.49%
IMCD NV1,2,3	3,315,469	311,257
Nihon M&A Center Inc.[3]	6,387,180	288,518
NIBE Industrier AB, Class B1,3	11,699,008	258,192
VAT Group AG3	1,221,646	222,726
BELIMO Holding AG3	30,114	221,356
Meggitt PLC[2,3]	58,758,077	213,900
MonotaRO Co., Ltd.[3]	4,866,500	194,918
BWX Technologies, Inc.	3,292,250	186,473
Harmonic Drive Systems Inc.[3,4]	3,096,400	169,783
Spirax-Sarco Engineering PLC[3]	1,264,028	156,059
Boyd Group Services Inc.	1,038,771	154,614
Marel hf. (ISK denominated)[3]	28,431,293	144,801
SMALLCAP World Fund — Page 8 of 26

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Marel hf. (EUR denominated)[3]	666,667	$3,450
Rexnord Corp.	4,828,000	140,736
Stericycle, Inc.[1]	2,403,228	134,533
Diploma PLC[3]	5,616,000	125,313
Nolato AB, Class B1,3	1,853,691	124,818
I.M.A. Industria Macchine Automatiche SpA[1,3,4]	1,994,005	119,760
IDEX Corp.	752,700	118,957
Saia, Inc.[1]	1,065,200	118,429
VARTA AG, non-registered shares[1,3,4]	960,411	107,688
Sweco AB, Class B, non-registered shares[3]	2,286,000	102,542
International Container Terminal Services, Inc.[3]	46,495,776	96,248
Avon Rubber PLC[2,3]	2,387,963	95,196
Upwork Inc.[1,2]	6,345,736	91,632
TransDigm Group Inc.	190,000	83,989
Japan Airport Terminal Co. Ltd.[3]	1,948,800	83,002
Masco Corp.	1,625,000	81,591
Waste Connections, Inc.	840,000	78,784
Bravida Holding AB1,3	7,800,414	74,447
Bingo Industries Ltd.[2,3]	49,082,191	73,145
Watsco, Inc.	400,000	71,080
Wizz Air Holdings PLC[1,3]	1,691,420	69,806
Japan Elevator Service Holdings Co., Ltd.[2,3]	2,120,927	68,093
TechnoPro Holdings, Inc.[3]	1,160,900	67,212
Graco Inc.	1,374,000	65,938
Armstrong World Industries, Inc.	841,796	65,626
Matson, Inc.	2,138,000	62,216
Instalco AB2,3	3,967,689	61,068
Arcosa, Inc.	1,321,800	55,780
Oshkosh Corp.	760,207	54,446
easyJet PLC[3,4]	6,388,612	53,728
Rumo SA1	12,980,590	53,683
Lifco AB, Class B3	839,000	53,056
Curtiss-Wright Corp.	587,500	52,452
Havells India Ltd.[3]	6,823,478	52,412
Generac Holdings Inc.[1]	428,600	52,259
Alfen NV1,2,3	1,275,000	51,316
Aalberts NV, non-registered shares[3]	1,518,000	49,693
Kratos Defense & Security Solutions, Inc.[1]	3,116,442	48,710
Kingspan Group PLC[3]	724,000	46,593
Cleanaway Waste Management Ltd.[3]	30,002,998	45,725
FTI Consulting, Inc.[1]	394,900	45,236
Nitto Boseki Co., Ltd.[3]	874,000	43,531
Melrose Industries PLC[3]	30,830,657	43,454
Guangzhou Baiyun International Airport Co. Ltd., Class A3	19,489,857	42,021
Aerojet Rocketdyne Holdings, Inc.[1]	1,023,641	40,577
Granite Construction Inc.	2,077,000	39,754
CoStar Group, Inc.[1]	50,000	35,533
PGT Innovations, Inc.[1]	2,181,973	34,213
HomeServe PLC[3]	2,096,500	33,865
AF Poyry, Class B1,3	1,553,500	33,298
TOMRA Systems ASA[1,3]	874,000	32,114
Ceres Power Holdings PLC[1,3]	4,727,784	31,645
Barrett Business Services, Inc.[2]	590,000	31,347
Atlas Corp.	4,000,000	30,400
Centre Testing International Group Co., Ltd.[3]	10,761,585	30,088
SMALLCAP World Fund — Page 9 of 26

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Interpump Group SpA[3]	988,000	$29,315
Addtech AB, Class B3	726,759	29,171
CAE Inc.	1,750,000	28,385
Patrick Industries, Inc.	457,070	27,995
The AZEK Company Inc., Class A1	864,400	27,540
XP Power Ltd.[3]	583,458	25,749
Textron Inc.	780,000	25,670
ManpowerGroup Inc.	363,500	24,991
Air Lease Corp., Class A	835,600	24,475
Robert Half International Inc.	420,000	22,189
Coor Service Management Holding AB1,3	2,994,630	19,650
BayCurrent Consulting, Inc.[3]	235,700	19,600
IAA, Inc.[1]	480,000	18,514
Daifuku Co., Ltd.[3]	209,000	18,260
Greaves Cotton Ltd.[2,3]	16,200,000	17,968
Woodward, Inc.	222,000	17,216
Trinity Industries, Inc.[4]	796,500	16,957
Imperial Logistics Ltd.[3,4]	7,386,000	16,735
Carborundum Universal Ltd.[3]	4,365,000	16,090
Sakai Moving Service Co., Ltd.[3]	303,500	15,448
BMC Stock Holdings, Inc.[1]	579,222	14,562
Indutrade AB1,3	360,000	14,199
Grafton Group PLC, units[3]	1,437,900	11,746
Troax Group AB3	747,300	11,709
DO & CO AG, non-registered shares[3,4]	217,337	11,089
Astral Poly Technik Ltd.[3]	847,105	10,719
Middleby Corp.[1]	109,000	8,604
Fluor Corp.	705,000	8,516
DKSH Holding AG3	117,183	7,512
Vertiv Holdings Co, Class A1	551,851	7,262
JELD-WEN Holding, Inc.[1]	415,000	6,686
Prosegur Compañía de Seguridad, SA3	2,308,705	5,368
PageGroup PLC[3]	1,015,900	4,755
Embraer SA, ordinary nominative[1]	3,085,000	4,589
Kajaria Ceramics Ltd.[3]	815,598	4,248
Klingelnberg AG3,4	165,012	2,350
Briggs & Stratton Corp.[4]	1,077,815	1,412
TFI International Inc.	13,200	465
		6,702,534
Financials 6.90%
Cannae Holdings, Inc.[1,2]	7,332,537	301,367
Kotak Mahindra Bank Ltd.[3]	15,277,664	275,700
Ares Management Corp., Class A	5,174,776	205,439
RenaissanceRe Holdings Ltd.	1,058,600	181,052
SVB Financial Group[1]	606,500	130,719
Bajaj Finance Ltd.[3]	3,257,000	123,591
First Republic Bank	1,141,825	121,022
Trupanion, Inc.[1,2,4]	2,795,507	119,340
East West Bancorp, Inc.	3,002,577	108,813
Janus Henderson Group PLC	5,055,041	106,965
AJ Bell PLC[3]	20,354,700	97,370
MarketAxess Holdings Inc.	177,900	89,114
Enstar Group Ltd.[1]	519,500	79,364
Focus Financial Partners Inc., Class A1	2,380,700	78,682
SMALLCAP World Fund — Page 10 of 26

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Seacoast Banking Corp. of Florida[1,2]	3,581,901	$73,071
Aavas Financiers Ltd.[1,2,3]	4,102,706	73,015
TMX Group Ltd.	732,941	72,468
AU Small Finance Bank Ltd.[3]	9,053,034	64,606
AssetMark Financial Holdings, Inc.[1]	2,250,000	61,402
South State Corp.	1,277,631	60,892
Moelis & Co., Class A	1,920,234	59,834
IIFL Wealth Management Ltd.[3]	4,324,454	58,718
Euronext NV3	585,333	58,619
Capitec Bank Holdings Ltd.[3]	1,123,983	55,594
Bolsa Mexicana de Valores, SAB de CV, Series A	28,956,645	54,198
City Union Bank Ltd.[3]	29,992,215	48,459
eGuarantee, Inc.[3]	2,036,600	48,097
Clarivate PLC[1]	1,978,797	44,187
Eurobank Ergasias Services and Holdings SA1,3	89,439,733	41,289
The Bank of N.T. Butterfield & Son Ltd.	1,550,000	37,805
VZ Holding AG3	465,000	34,722
Indian Energy Exchange Ltd.[3]	14,190,655	33,831
Uzabase, Inc.[1,3]	1,499,300	30,735
Waddell & Reed Financial, Inc., Class A	1,850,000	28,694
Fanhua Inc. (ADR)[4]	1,234,942	24,711
Webster Financial Corp.	851,600	24,364
CIT Group Inc.	1,169,777	24,249
HDFC Asset Management Co., Ltd.[3]	702,364	23,144
Artisan Partners Asset Management Inc., Class A	705,000	22,913
Essent Group Ltd.	537,000	19,477
Umpqua Holdings Corp.	1,785,500	18,998
Hiscox Ltd.[3]	1,594,866	15,568
Close Brothers Group PLC[3]	1,131,900	15,479
TCS Group Holding PLC (GDR)[3]	722,736	14,650
TCS Group Holding PLC (GDR)[3,7]	31,700	643
L&T Finance Holdings Ltd.[3]	17,200,000	15,027
Hilltop Holdings Inc.	750,000	13,838
Boston Private Financial Holdings, Inc.	1,978,177	13,610
Kinsale Capital Group, Inc.	87,020	13,506
Sabre Insurance Group PLC[3]	4,096,502	13,387
Greenhill & Co., Inc.[2]	1,169,700	11,685
Moscow Exchange MICEX-RTS PJSC[3]	7,180,802	11,418
Nova Ljubljanska banka dd (GDR)[1,3]	1,253,700	10,873
Cowen Inc., Class A	640,000	10,374
Affiliated Managers Group, Inc.	118,000	8,798
NMI Holdings, Inc.[1]	506,000	8,136
Huize Holding Ltd. (ADR)[1,4]	826,780	6,126
Discovery Ltd.[3]	899,883	5,418
Funding Circle Holdings PLC[1,3]	5,986,000	5,072
Victory Capital Holdings, Inc., Class A	252,392	4,339
MJ Hudson Group PLC[1,3]	8,173,500	4,254
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares[3,4]	250,000	4,119
Radian Group Inc.	245,000	3,800
		3,426,750
Consumer staples 3.59%
Emmi AG2,3	317,072	276,472
Grocery Outlet Holding Corp.[1,2]	5,059,382	206,423
Raia Drogasil SA, ordinary nominative	7,904,292	160,786
SMALLCAP World Fund — Page 11 of 26

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A3	15,721,895	$130,612
Simply Good Foods Co., Class A1,2	6,651,000	123,576
Freshpet, Inc.[1]	1,179,959	98,715
Varun Beverages Ltd.[3]	9,227,320	83,560
COSMOS Pharmaceutical Corp.[3]	433,806	66,486
Milbon Co., Ltd.[3]	1,015,000	48,364
Lion Corp.[3]	1,983,000	47,542
Hilton Food Group PLC[3]	2,712,967	42,446
Cranswick PLC[3]	831,700	37,252
Davide Campari-Milano SpA[3]	4,200,000	35,347
Fresh Del Monte Produce Inc.	1,359,700	33,476
AAK AB1,3	1,927,200	33,077
Bakkafrost P/F1,3	517,500	32,598
Chengdu Hongqi Chain Co., Ltd.[3]	20,457,881	31,699
Hotel Chocolat Group plc[2,3,4]	7,486,000	28,938
Vector Group Ltd.	2,813,000	28,299
Chongqing Fuling Zhacai Group Co., Ltd., Class A3	5,529,403	28,045
Kotobuki Spirits Co., Ltd.[3]	665,000	27,253
Bid Corp. Ltd.[3]	1,640,857	26,798
Treasury Wine Estates Ltd.[3]	3,351,080	24,259
Emperador Inc.[3]	135,870,000	22,440
Bellring Brands, Inc., Class A1	1,000,000	19,940
Kernel Holding SA3	1,642,578	17,308
United Spirits Ltd.[1,3]	1,879,194	14,808
Avenue Supermarts Ltd.[1,3]	417,313	12,706
Nomad Foods Ltd.[1]	500,000	10,725
Beyond Meat, Inc.[1]	73,395	9,833
PZ Cussons PLC[3,4]	4,096,400	9,403
Masan Group Corp.[1,3]	3,452,230	8,050
Century Pacific Food, Inc.[3]	25,901,000	7,588
		1,784,824
Communication services 3.22%
Bandwidth Inc., Class A1	1,676,239	212,882
Iridium Communications Inc.[1,2]	7,201,932	183,217
Iridium Communications Inc.[1,2,7]	636,132	16,183
New York Times Co., Class A	3,865,100	162,450
Altice Europe NV, Class A1,3	27,179,700	104,648
HUYA, Inc. (ADR)[1]	5,370,616	100,269
JCDecaux SA1,3	4,268,000	79,272
Yandex NV, Class A1	1,530,000	76,531
Zee Entertainment Enterprises Ltd.[3]	22,962,874	51,922
JOYY Inc., Class A (ADR)[1]	562,000	49,765
Cable One, Inc.	25,321	44,941
Capcom Co., Ltd.[3]	1,218,000	44,206
ITV PLC[3]	44,774,264	41,374
Codemasters Group Holdings PLC[1,3]	7,560,000	31,838
Zillow Group, Inc., Class C, nonvoting shares[1]	525,000	30,245
CarGurus, Inc., Class A1	1,177,827	29,858
World Wrestling Entertainment, Inc., Class A	672,000	29,198
DIP Corp.[3]	1,298,800	26,185
Madison Square Garden Entertainment Corp., Class A1	344,915	25,869
Kamakura Shinsho, Ltd.[2,3,4]	2,297,900	23,950
Square Enix Holdings Co., Ltd.[3]	444,300	22,408
Masmovil Ibercom, SA1,3	860,000	21,917
SMALLCAP World Fund — Page 12 of 26

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Adevinta ASA[1,3]	2,143,841	$21,607
ProSiebenSat.1 Media SE1,3,4	1,799,000	21,387
Madison Square Garden Sports Corp., Class A1	144,915	21,287
GCI Liberty, Inc., Class A1	285,400	20,298
Nordic Entertainment Group AB, Class B3	658,002	20,102
VGI PCL, foreign registered[3]	81,538,000	19,822
Bharti Infratel Ltd.[3]	5,797,028	17,026
The Pebble Group PLC[1,2,3]	11,259,000	14,644
Yelp Inc.[1]	585,000	13,531
Euskaltel, SA, non-registered shares[3]	1,330,000	11,833
IMAX China Holding, Inc.[3]	4,063,700	5,883
Zegona Communications PLC[3]	3,300,304	4,662
		1,601,210
Real estate 1.71%
Embassy Office Parks REIT[3]	31,780,000	143,463
Altus Group Ltd.[2]	3,235,061	97,200
WHA Corp. PCL[2,3]	893,252,324	96,022
JHSF Participações SA2	40,035,711	52,271
Digital Realty Trust, Inc. REIT	346,283	49,210
MGM Growth Properties LLC REIT, Class A	1,767,000	48,080
Concentradora Fibra Danhos, SA de CV REIT	40,658,168	38,634
DoubleDragon Properties Corp.[1,3]	92,610,000	31,820
Poly Property Development Co., Ltd., Class H3,4	3,070,600	30,944
K-Fast Holding AB, Class B1,3	1,133,615	30,665
China Overseas Property Holdings Ltd.[3]	24,574,000	25,973
Cyrela Commercial Properties SA, ordinary nominative[2]	8,557,663	23,872
Hibernia REIT PLC[3]	16,260,000	20,453
Samhallsbyggnadsbolaget i Norden AB, Class B3	7,264,000	18,511
Redwood Trust, Inc. REIT	2,562,000	17,934
Mitre Realty Empreendimentos E Participações SA1,2	6,168,863	17,356
Cousins Properties Inc. REIT	489,353	14,597
Central Pattana PCL, foreign registered[3]	9,042,800	14,466
K. Wah International Holdings Ltd.[3]	30,270,028	13,115
Genova Property Group AB1	1,384,600	9,658
Metrovacesa, SA, non-registered shares[1,3]	1,350,000	9,287
Pebblebrook Hotel Trust (REIT)	633,400	8,652
Foxtons Group PLC[2,3]	17,881,785	8,523
Park Hotels & Resorts Inc. REIT	861,300	8,518
Americold Realty Trust REIT	217,800	7,906
Instone Real Estate Group AG, non-registered shares[1,3]	237,771	5,153
BR Properties SA, ordinary nominative	2,438,200	3,999
Morguard Corp.	23,400	2,193
		848,475
Materials 1.69%
Valvoline Inc.	3,947,000	76,295
Navin Fluorine International Ltd.[2,3]	3,485,500	75,101
CCL Industries Inc., Class B, nonvoting shares	1,928,200	62,323
JCU Corp.[2,3]	1,920,300	59,875
Lundin Mining Corp.	8,886,000	47,650
SIG Combibloc Group AG3	2,600,000	42,021
Royal Gold, Inc.	338,000	42,020
LANXESS AG1,3	705,240	37,071
Axalta Coating Systems Ltd.[1]	1,399,600	31,561
SMALLCAP World Fund — Page 13 of 26

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
PI Industries Ltd.[3]	1,362,000	$26,887
Symrise AG3	227,500	26,394
Vidrala, SA, non-registered shares[3]	255,558	24,357
Arkema SA3	212,100	20,255
Essel Propack Ltd.[3]	8,419,273	20,136
Croda International PLC[3]	303,595	19,753
Allegheny Technologies Inc.[1]	1,834,358	18,692
Huntsman Corp.	1,030,000	18,509
W. R. Grace & Co.	348,000	17,682
Berger Paints India Ltd.[3]	2,500,993	16,466
Gulf Oil Lubricants India Ltd.[3]	2,038,914	15,394
Aluflexpack AG1,3	763,461	15,382
Kansai Nerolac Paints Ltd.[3]	2,581,958	15,261
Loma Negra Compania Industrial Argentina SA (ADR)[1]	3,556,000	15,149
Sandstorm Gold Ltd.[1]	1,361,300	13,096
Vinati Organics Ltd.[3]	928,972	11,915
Alcoa Corp.[1]	910,000	10,228
Wienerberger AG1,3	425,700	9,263
UPL Ltd.[1,3]	1,449,317	8,185
Venator Materials PLC[1]	4,450,602	7,967
China BlueChemical Ltd., Class H3	48,476,000	7,244
Borregaard ASA[3]	629,000	6,684
Nevada Copper Corp.[1,2,4]	46,345,500	6,486
Excelsior Mining Corp.[1,2,4]	12,868,000	6,256
Gerdau SA (ADR)[4]	2,011,500	5,954
Aarti Surfactants Ltd.[1,3,5]	64,380	105
		837,617
Energy 0.73%
Petronet LNG Ltd.[3]	13,984,650	47,990
Noble Energy, Inc.	4,915,000	44,038
Worley Ltd.[3,4]	5,701,172	34,543
Apache Corp.	2,478,500	33,460
Parsley Energy, Inc., Class A	2,885,000	30,812
New Fortress Energy LLC, Class A1,4	2,364,221	30,640
Cactus, Inc., Class A	1,249,900	25,785
Saipem SpA, Class S3	8,567,000	21,326
Venture Global LNG, Inc., Series C1,3,5,6,7	4,240	16,108
Magnolia Oil & Gas Corp., Class A1	2,000,000	12,120
Equitrans Midstream Corp.	1,125,800	9,355
NuVista Energy Ltd.[1,2,4]	15,965,000	9,055
SM Energy Co.	2,368,000	8,880
Rattler Midstream LP	773,144	7,500
Solaris Oilfield Infrastructure, Inc., Class A	891,761	6,617
Concho Resources Inc.	128,000	6,592
Savannah Energy PLC[1,2,3]	64,599,102	5,941
Cosan Ltd., Class A	361,000	5,437
Nine Energy Service, Inc.[1,4]	1,200,000	2,340
Diamondback Energy, Inc.	50,000	2,091
Centennial Resource Development, Inc., Class A1,4	621,700	553
		361,183
SMALLCAP World Fund — Page 14 of 26

unaudited
Common stocks (continued) Utilities 0.23%	Shares	Value (000)
Neoenergia SA	20,443,000	$71,876
ENN Energy Holdings Ltd.[3]	3,825,000	42,959
Mytrah Energy Ltd.[1,2,3,5]	10,418,000	129
		114,964
Total common stocks (cost: $28,700,863,000)		46,285,483
Preferred securities 0.89% Information technology 0.45%
Avidxchange, Inc., Series F, preferred shares[1,2,3,5,6]	2,159,548	105,844
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares[1,3,5,6]	9,415,404	78,500
Credo Technology Group Holding, Ltd., Series D, 8.00% noncumulative, preferred shares[1,3,5,6]	4,005,527	20,000
Gitlab Inc., Series E, preferred shares[1,3,5,6]	1,044,048	19,450
		223,794
Health care 0.29%
Sartorius AG, nonvoting preferred, non-registered shares[3]	395,000	129,768
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares[1,3,5,6]	4,397,107	12,346
		142,114
Consumer discretionary 0.09%
Made.com Design Ltd., Series C-4, preferred shares[1,2,3,5,6]	2,067,967	41,998
Industrials 0.06%
Azul SA, preferred nominative (ADR)[1,4]	2,588,057	28,935
Azul SA, preferred nominative[1]	771,000	2,851
		31,786
Total preferred securities (cost: $336,438,000)		439,692
Rights & warrants 0.00% Information technology 0.00%
Foursquare Labs, Inc., warrants, expire 2033[1,3,5,6]	1,163,990	587
Communication services 0.00%
VGI PCL, warrants, expire 2022[1]	14,545,500	367
Consumer discretionary 0.00%
DraftKings Inc., warrants, expire 2025[1]	12,171	186
Health care 0.00%
Neovasc Inc., warrants, expires 2025[1,2,3]	138,000	66
Total rights & warrants (cost: $79,000)		1,206
Convertible stocks 0.16% Communication services 0.07%
Nextdoor Inc., Series H, convertible preferred shares[3,5,6]	1,512,513	35,786
SMALLCAP World Fund — Page 15 of 26

unaudited
Convertible stocks (continued) Consumer discretionary 0.06%	Shares	Value (000)
Coursera, Inc., Series E, 8.00% noncumulative, convertible preferred shares[3,5,6]	2,083,333	$26,312
Coursera, Inc., Series C, 8.00% noncumulative, convertible preferred shares[3,5,6]	450,000	5,684
Information technology 0.03%
RealSelf, Inc., Series C, convertible preferred shares[2,3,5,6]	3,468,862	14,084
Health care 0.00%
Proteus Digital Health, Inc., Series G, 6.50% noncumulative, convertible preferred shares[3,5,6]	3,044,139	—[8]
Total convertible stocks (cost: $120,233,000)		81,866
Bonds, notes & other debt instruments 0.01% Corporate bonds & notes 0.01% Energy 0.01%	Principal amount (000)
Weatherford International PLC 11.00% 2024[7]	$5,093	3,565
Total corporate bonds & notes		3,565
Total bonds, notes & other debt instruments (cost: $5,026,000)		3,565
Short-term securities 7.07% Money market investments 7.07%	Shares
Capital Group Central Cash Fund 0.18%[9]	29,127,066	2,912,998
Goldman Sachs Financial Square Government Fund 0.15%[9,10]	310,000,000	310,000
BlackRock FedFund 0.10%[9,10]	120,000,000	120,000
State Street Institutional U.S. Government Money Market Fund 0.12%[9,10]	45,000,000	45,000
RBC U.S. Government Money Market Fund 0.10%[9,10]	44,500,000	44,500
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.05%[9,10]	43,430,000	43,430
Invesco Short-Term Investments Trust - Government & Agency Portfolio 0.09%[9,10]	34,961,999	34,962
Fidelity Institutional Money Market Funds - Government Portfolio 0.06%[9,10]	500,000	500
		3,511,390
Total short-term securities (cost: $3,510,880,000)		3,511,390
Total investment securities 101.30% (cost: $32,673,519,000)		50,323,202
Other assets less liabilities (1.30)%		(644,077)
Net assets 100.00%		$49,679,125
SMALLCAP World Fund — Page 16 of 26

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended June 30, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Common stocks 22.17%
Information technology 4.88%
Cree, Inc.[1]	4,484,130	1,073,250	84,442	5,472,938	$(580)	$59,067	$—	$323,943
SimCorp AS3	2,199,151	150,000	189,701	2,159,450	(923)	42,875	2,530	232,654
Net One Systems Co., Ltd.[3]	5,194,958	1,685,000	—	6,879,958	—	58,188	1,532	229,397
Netcompany Group AS, non-registered shares[1,3]	3,199,913	225,000	145,076	3,279,837	341	82,962	—	215,004
Alarm.Com Holdings, Inc.[1]	2,520,700	687,300	—	3,208,000	—	61,468	—	207,911
Network International Holdings PLC[1,3]	34,351,542	2,961,621	5,007,000	32,306,163	(12,355)	(33,881)	—	176,286
Bottomline Technologies, Inc.[1]	2,648,000	564,000	—	3,212,000	—	36,559	—	163,073
CANCOM SE, non-registered shares[1,3]	1,989,634	1,012,931	123,759	2,878,806	(1,056)	(3,953)	—	152,514
Carel Industries SpA[3]	7,820,849	179,151	—	8,000,000	—	28,251	1,074	146,748
Yext, Inc.[1]	8,661,274	—	—	8,661,274	—	6,236	—	143,864
Fortnox AB3	4,550,903	646,459	414,616	4,782,746	(805)	49,199	241	130,766
SHIFT Inc.[1,3,4]	—	1,024,000	—	1,024,000	—	40,445	—	104,099
Megaport Ltd.[1,3,11]	10,773,000	4,397,000	3,130,000	12,040,000	3,797	25,160	—	100,600
eMemory Technology Inc.[3]	4,024,334	—	—	4,024,334	—	23,644	955	66,132
LPKF Laser & Electronics AG, non-registered shares[3]	—	1,400,000	—	1,400,000	—	(959)	—	30,258
Douzone Bizon Co., Ltd.[3,11]	2,015,058	—	621,200	1,393,858	20,787	35,021	815	—
Endurance International Group Holdings, Inc.[1,11]	9,707,399	—	9,707,399	—	(53,649)	43,553	—	—
SUNeVision Holdings Ltd.[3,11]	128,214,000	—	54,260,000	73,954,000	(1,024)	(2,473)	2,685	—
Bravura Solutions Ltd.[3,11]	19,125,000	—	19,125,000	—	21,512	(16,066)	686	—
Faraday Technology Corp.[3,11]	15,370,000	—	15,370,000	—	(7,411)	285	—	—
Smartsheet Inc., Class A1,11	3,905,000	2,444,800	517,500	5,832,300	(1,427)	80,006	—	—
Humanica PCL[11]	44,000,400	—	44,000,400	—	(3,843)	3,222	—	—
Jenoptik AG3,11	4,561,200	—	4,561,200	—	(52,620)	48,649	—	—
Accesso Technology Group PLC[1,3,11]	2,185,500	25,925	2,211,425	—	(19,277)	519	—	—
Sansan, Inc.[1,3,11]	1,596,800	—	1,596,800	—	(6,938)	10,616	—	—
Cardtronics PLC, Class A1,11	1,275,000	1,027,000	700,000	1,602,000	(14,172)	(12,027)	—	—
Tri Chemical Laboratories Inc.[3,11]	—	440,200	440,200	—	1,407	—	234	—
								2,423,249
Health care 6.67%
Insulet Corp.[1]	4,456,019	—	969,018	3,487,001	98,426	23,452	—	677,385
Cansino Biologics Inc., Class H1,3,11	10,370,800	451,004	270,400	10,551,404	6,655	241,319	—	291,714
Haemonetics Corp.[1]	1,974,000	1,269,450	—	3,243,450	—	(89,333)	—	290,483
Allakos Inc.[1,4,11]	3,859,959	32,974	90,400	3,802,533	(740)	(25,130)	—	273,250
GW Pharmaceuticals PLC (ADR)[1,4]	1,915,345	359,800	411,055	1,864,090	(11,910)	23,220	—	228,761
Mani, Inc.[3]	4,889,800	1,940,582	—	6,830,382	—	6,887	628	180,228
GVS SpA[1,3]	—	11,404,178	—	11,404,178	—	23,294	—	132,610
Fagron NV3	2,630,255	2,848,071	—	5,478,326	—	1,453	419	115,134
Cortexyme, Inc.[1,4]	512,157	1,841,225	—	2,353,382	—	69,665	—	108,962
SMALLCAP World Fund — Page 17 of 26

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Cortexyme, Inc.[1,11]	—	76,528	76,528	—	$—	$—	$—	$—
Cortexyme, Inc.[1,3,7,11]	1,560,515	—	1,560,515	—	—	(23,126)	—	—
Silk Road Medical, Inc.[1]	—	2,483,600	—	2,483,600	—	(631)	—	104,038
Adaptimmune Therapeutics PLC (ADR)[1]	7,419,700	1,904,200	—	9,323,900	—	74,350	—	93,332
Revance Therapeutics, Inc.[1]	2,010,000	1,281,900	—	3,291,900	—	34,321	—	80,388
New Frontier Health Corp., Class A1,7	—	9,313,186	—	9,313,186	—	(16,019)	—	77,113
Metropolis Healthcare Ltd.[3]	2,809,350	1,282,970	96,374	3,995,946	1,151	3,204	315	72,149
Health Catalyst, Inc.[1,4]	596,200	1,775,100	—	2,371,300	—	3,889	—	69,171
Autolus Therapeutics PLC (ADR)[1,4]	2,377,718	1,800,776	—	4,178,494	—	17,226	—	66,981
Applied Molecular Transport Inc.[1,4]	—	2,494,418	—	2,494,418	—	24,677	—	62,710
Cellectis SA (ADR)[1]	1,529,736	684,600	—	2,214,336	—	12,665	—	39,415
Cellectis SA, non-registered shares[1,3]	1,181,240	—	—	1,181,240	—	8,906	—	21,060
CryoLife, Inc.[1]	1,125,904	1,544,010	—	2,669,914	—	(21,055)	—	51,182
Flexion Therapeutics, Inc.[1]	2,510,700	1,312,300	—	3,823,000	—	3,040	—	50,272
CellaVision AB, non-registered shares[1,3]	1,221,000	329,300	—	1,550,300	—	(11,552)	—	46,713
Revenio Group Oyj, non-registered shares[3]	1,713,820	—	313,301	1,400,519	1,618	14,024	475	44,239
Pacific Biosciences of California, Inc.[1]	—	12,242,300	—	12,242,300	—	(15,189)	—	42,236
Precision BioSciences, Inc.[1,4]	625,000	3,437,000	—	4,062,000	—	(17,954)	—	33,836
Xenon Pharmaceuticals Inc.[1,4]	2,019,226	—	—	2,019,226	—	7,128	—	25,321
WIN-Partners Co., Ltd.[3]	1,817,600	128,000	—	1,945,600	—	(2,750)	592	17,464
NuCana PLC (ADR)[1,4]	2,574,816	—	—	2,574,816	—	(4,738)	—	13,904
Neovasc Inc.[1]	577,857	579,245	—	1,157,102	—	(1,081)	—	2,754
Neovasc Inc. (CAD denominated)[1,11]	—	—	—	—	—	—	—	—
CONMED Corp.[11]	2,258,462	—	1,805,462	453,000	42,390	(76,074)	752	—
Diplomat Pharmacy, Inc.[1,11]	4,334,441	—	4,334,441	—	(69,631)	64,784	—	—
Natera, Inc.[1,11]	4,770,580	—	2,744,580	2,026,000	8,702	7,913	—	—
Nakanishi Inc.[3,11]	5,332,700	—	1,276,200	4,056,500	(5,401)	(6,082)	1,361	—
iRhythm Technologies, Inc.[1,11]	1,456,450	250,618	626,500	1,080,568	27,077	26,542	—	—
Osstem Implant Co., Ltd.[1,11]	1,134,274	—	1,134,274	—	(29,371)	23,985	—	—
Clovis Oncology, Inc.[1,4,11]	3,562,000	—	3,443,000	119,000	(61,765)	63,976	—	—
Neuronetics, Inc.[1,11]	1,464,300	—	1,464,300	—	(24,130)	17,580	—	—
Rubius Therapeutics, Inc.[1,4,11]	3,478,792	2,824,000	4,769,396	1,533,396	(55,612)	36,372	—	—
Corindus Vascular Robotics, Inc.[1,11]	10,872,716	—	10,872,716	—	31,399	(31,535)	—	—
								3,312,805
Consumer discretionary 4.74%
Evolution Gaming Group AB3	8,937,960	3,336,883	2,390,513	9,884,330	41,002	374,456	4,665	588,685
Thor Industries, Inc.	1,170,000	1,723,692	—	2,893,692	—	135,855	3,656	308,265
TopBuild Corp.[1]	1,783,600	632,800	216,000	2,200,400	15,566	20,208	—	250,339
YETI Holdings, Inc.[1]	1,152,200	3,952,763	—	5,104,963	—	70,814	—	218,135
Trainline PLC[1,3,11]	33,352,068	10,357,372	7,149,900	36,559,540	(2,687)	8,829	—	197,487
SMALLCAP World Fund — Page 18 of 26

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Strategic Education, Inc.	864,000	279,475	—	1,143,475	$—	$12,606	$1,693	$175,695
Shop Apotheke Europe NV, non-registered shares[1,3,4]	804,857	65,700	—	870,557	—	68,469	—	104,008
Domino’s Pizza Group PLC[3]	27,307,815	3,035,000	4,000,000	26,342,815	(2,705)	24,241	—	101,220
zooplus AG, non-registered shares[1,3]	505,688	65,856	—	571,544	—	25,620	—	93,709
BHG Group AB1,3,4,12	2,980,102	5,605,735	—	8,585,837	—	26,661	—	75,490
Cairn Homes PLC[3]	13,905,000	55,753,487	12,254,487	57,404,000	(3,699)	(6,451)	—	58,010
AcadeMedia AB3	4,955,083	2,942,292	—	7,897,375	—	16,961	1,000	53,340
Musti Group Oyj[1,3]	—	2,179,804	—	2,179,804	—	17,735	—	39,354
Bajaj Electricals Ltd.[3]	—	6,203,607	—	6,203,607	—	2,410	—	32,372
Everi Holdings Inc.[1]	1,100,000	3,454,606	—	4,554,606	—	3,119	—	23,502
OneSpaWorld Holdings Ltd.[4]	—	3,615,348	—	3,615,348	—	(21,567)	—	17,245
Beazer Homes USA, Inc.[1]	1,659,813	—	—	1,659,813	—	(8,017)	—	16,714
BNN Technology PLC[1,3,5]	19,007,000	—	—	19,007,000	—	(783)	—	235
Lands’ End, Inc.[1,11]	2,200,000	25,000	2,225,000	—	(47,323)	37,600	—	—
Dine Brands Global, Inc.[11]	615,599	240,000	675,599	180,000	(25,686)	(6,619)	967	—
Hostelworld Group PLC[11]	6,518,763	—	6,518,763	—	(8,602)	8,044	—	—
MIPS AB3,11	1,396,751	—	201,751	1,195,000	2,702	19,751	365	—
Delta Corp Ltd.[3,11]	14,022,238	3,700,000	16,292,238	1,430,000	(43,303)	22,517	304	—
frontdoor, inc.[1,11]	4,379,000	593,000	875,000	4,097,000	(8,522)	(19,130)	—	—
Del Taco Restaurants, Inc.[1,11]	2,939,200	—	1,501,000	1,438,200	(6,092)	(3,777)	—	—
Hoteles City Express, SAB de CV1,11	22,037,148	—	22,037,148	—	(9,896)	6,071	—	—
Party City Holdco Inc.[1,11]	7,489,459	—	7,489,459	—	(56,244)	32,601	—	—
Luckin Coffee Inc., Class A (ADR)[1,11]	4,835,924	244,800	5,080,724	—	(65,270)	3,930	—	—
Tile Shop Holdings, Inc.[11]	3,158,000	—	3,158,000	—	(20,659)	—	—	—
								2,353,805
Industrials 2.04%
IMCD NV1,3	3,332,269	65,200	82,000	3,315,469	1,123	65,597	—	311,257
Meggitt PLC[3]	16,366,734	42,391,343	—	58,758,077	—	(95,764)	—	213,900
Avon Rubber PLC[3]	2,481,863	—	93,900	2,387,963	1,105	46,301	430	95,196
Upwork Inc.[1]	2,796,036	3,991,700	442,000	6,345,736	(2,774)	24,080	—	91,632
Bingo Industries Ltd.[3]	37,574,800	11,507,391	—	49,082,191	—	1,806	545	73,145
Japan Elevator Service Holdings Co., Ltd.[3]	416,400	1,704,527	—	2,120,927	—	21,396	341	68,093
Instalco AB3	3,831,789	135,900	—	3,967,689	—	19,825	898	61,068
Alfen NV1,3	1,275,000	—	—	1,275,000	—	33,472	—	51,316
Barrett Business Services, Inc.	590,000	—	—	590,000	—	(21,057)	531	31,347
Greaves Cotton Ltd.[3]	16,200,000	—	—	16,200,000	—	(15,418)	—	17,968
BELIMO Holding AG3,11	33,323	—	3,209	30,114	3,829	56,865	4,693	—
J. Kumar Infraprojects Ltd.[3,11]	4,450,500	—	4,450,500	—	(4,196)	5,229	—	—
Continental Building Products, Inc.[1,11]	2,780,700	—	2,780,700	—	58,478	(33,959)	—	—
TechnoPro Holdings, Inc.[3,11]	1,873,600	—	712,700	1,160,900	1,583	(12,785)	1,829	—
Bravida Holding AB1,3,11	16,173,198	—	8,372,784	7,800,414	18,844	(11,378)	—	—
Coor Service Management Holding AB1,3,11	5,878,630	576,620	3,460,620	2,994,630	(4,136)	(10,534)	—	—
Tsubaki Nakashima Co., Ltd.[3,11]	2,920,100	—	2,920,100	—	(17,760)	12,783	627	—
SMALLCAP World Fund — Page 19 of 26

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Rexnord Corp.[11]	5,708,000	125,000	1,005,000	4,828,000	$(8,041)	$11,991	$843	$—
VARTA AG, non-registered shares[1,3,4,11]	2,493,496	448,916	1,982,001	960,411	120,807	(97,353)	—	—
BeNEXT Group Inc.[3,11]	2,876,200	—	2,876,200	—	(23,575)	9,731	393	—
Diploma PLC[3,11]	5,676,000	—	60,000	5,616,000	(22)	10,466	1,502	—
Boyd Group Services Inc.[11]	951,051	404,820	317,100	1,038,771	(3,835)	59,327	321	—
								1,014,922
Financials 1.16%
Cannae Holdings, Inc.[1]	5,137,578	2,194,959	—	7,332,537	—	84,041	—	301,367
Trupanion, Inc.[1,4]	2,689,094	385,307	278,894	2,795,507	4,877	40,781	—	119,340
Seacoast Banking Corp. of Florida[1]	3,031,901	550,000	—	3,581,901	—	(17,183)	—	73,071
Aavas Financiers Ltd.[1,3]	—	4,102,706	—	4,102,706	—	(26,304)	—	73,015
Greenhill & Co., Inc.	1,169,700	—	—	1,169,700	—	(3,661)	175	11,685
HUB24 Ltd.[3,11]	4,377,158	—	4,377,158	—	(18,265)	6,489	—	—
								578,478
Consumer staples 1.28%
Emmi AG3	317,072	—	—	317,072	—	17,871	3,896	276,472
Grocery Outlet Holding Corp.[1]	1,416,700	3,801,082	158,400	5,059,382	(343)	36,031	—	206,423
Simply Good Foods Co., Class A1	2,788,000	3,863,000	—	6,651,000	—	(49,636)	—	123,576
Hotel Chocolat Group plc[3,4]	3,619,763	3,866,237	—	7,486,000	—	(8,808)	116	28,938
R.E.A. Holdings PLC[1,3,11]	2,162,000	—	2,162,000	—	(9,407)	6,035	—	—
CCL Products (India) Ltd.[3,11]	10,642,173	—	10,642,173	—	(3,101)	(2,592)	—	—
Primo Water Operations Inc.[11]	3,123,557	—	3,123,557	—	1,090	6,846	—	—
TCI Co., Ltd.[3,11]	6,635,058	—	6,635,058	—	(22,159)	7,799	—	—
								635,409
Communication services 0.48%
Iridium Communications Inc.[1]	6,801,932	400,000	—	7,201,932	—	30,108	—	183,217
Iridium Communications Inc.[1,7]	636,132	—	—	636,132	—	2,646	—	16,183
Kamakura Shinsho, Ltd.[3,4]	2,135,000	162,900	—	2,297,900	—	(6,728)	59	23,950
The Pebble Group PLC[1,3]	—	11,259,000	—	11,259,000	—	(1,225)	—	14,644
								237,994
Real estate 0.59%
Altus Group Ltd.	3,014,100	375,661	154,700	3,235,061	(183)	(243)	1,068	97,200
WHA Corp. PCL[3]	751,320,200	218,355,000	76,422,876	893,252,324	5,660	(35,962)	3,297	96,022
JHSF Participações SA	—	40,035,711	—	40,035,711	—	4,532	110	52,271
Cyrela Commercial Properties SA, ordinary nominative	—	8,557,663	—	8,557,663	—	(17,003)	75	23,872
Mitre Realty Empreendimentos E Participações SA1	—	6,168,863	—	6,168,863	—	(11,131)	—	17,356
Foxtons Group PLC[3]	17,881,785	—	—	17,881,785	—	(2,471)	—	8,523
								295,244
Materials 0.30%
Navin Fluorine International Ltd.[3]	3,202,000	283,500	—	3,485,500	—	35,875	371	75,101
JCU Corp.[3]	1,687,000	517,600	284,300	1,920,300	(601)	21,470	465	59,875
Nevada Copper Corp.[1,4]	47,090,000	—	744,500	46,345,500	(207)	(1,349)	—	6,486
Excelsior Mining Corp.[1,4]	12,868,000	—	—	12,868,000	—	(3,943)	—	6,256
Allegheny Technologies Inc.[1,11]	10,087,124	447,000	8,699,766	1,834,358	(132,630)	28,373	—	—
SMALLCAP World Fund — Page 20 of 26

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Mayur Uniquoters Ltd.[3,11]	2,402,934	—	2,402,934	—	$(11,404)	$11,135	$26	$—
Loma Negra Compania Industrial Argentina SA (ADR)[1,11]	7,110,500	—	3,554,500	3,556,000	(31,008)	19,192	—	—
								147,718
Energy 0.03%
NuVista Energy Ltd.[1,4]	15,965,000	—	—	15,965,000	—	(20,830)	—	9,055
Savannah Energy PLC[1,3]	52,160,179	12,438,923	—	64,599,102	—	(11,230)	—	5,941
Nine Energy Service, Inc.[1,4,11]	2,453,000	—	1,253,000	1,200,000	(32,040)	21,304	—	—
								14,996
Utilities 0.00%
Mytrah Energy Ltd.[1,3,5]	10,418,000	—	—	10,418,000	—	1	—	129
Total common stocks								11,014,749
Preferred securities 0.30%
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00% cumulative, preferred shares[1,11]	96,000	—	96,000	—	(117)	99	—	—
Consumer discretionary 0.09%
Made.com Design Ltd., Series C-4, preferred shares[1,3,5,6]	2,067,967	—	—	2,067,967	—	2,205	—	41,998
Information technology 0.21%
Avidxchange, Inc., Series F, preferred shares[1,3,5,6]	—	2,159,548	—	2,159,548	—	—	—	105,844
Total preferred securities								147,842
Rights & warrants 0.00%
Health care 0.00%
Neovasc Inc., warrants, expires 2025[1,3]	—	138,000	—	138,000	—	66	—	66
Neovasc Inc., Class A, warrants, expire 2022[1,11]	—	—	—	—	—	—	—	—
								66
Energy 0.00%
Savannah Petroleum PLC, warrants, expire 2019[1,11]	—	—	—	—	—	—	—	—
Total rights & warrants								66
Convertible stocks 0.03%
Information technology 0.03%
RealSelf, Inc., Series C, convertible preferred shares[3,5,6]	3,468,862	—	—	3,468,862	—	(10,233)	—	14,084
Health care 0.00%
Cortexyme, Inc., Series B, 8.00% noncumulative convertible preferred[1,3,11]	—	—	—	—	—	—	—	—
Total convertible stocks								14,084
Total 22.50%					$(519,204)	$2,263,331	$50,555	$11,176,741
SMALLCAP World Fund — Page 21 of 26

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $20,119,948,000, which represented 40.50% of the net assets of the fund. This amount includes $19,501,878,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	All or a portion of this security was on loan. The total value of all such securities was $866,904,000, which represented 1.75% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $252,173,000, which represented .51% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Rate represents the seven-day yield at 6/30/2020.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Unaffiliated issuer at 6/30/2020.
[12]	This security changed its name during the reporting period.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Avidxchange, Inc., Series F, preferred shares	12/26/2019	$105,844	$105,844.21%
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares	5/27/2020	78,500	78,500.16
Agilon Health TopCo, Inc.	1/4/2019-3/4/2020	50,494	77,115.16
Made.com Design Ltd., Series C-4, preferred shares	3/2/2018	41,328	41,998.09
Nextdoor Inc., Series H, convertible preferred shares	5/8/2019	30,833	35,786.07
Coursera, Inc., Series E, 8.00% noncumulative, convertible preferred shares	4/23/2019	25,000	26,312.05
Acerta Pharma BV	5/7/2014	11,250	25,149.05
Credo Technology Group Holding, Ltd., Series D, 8.00% noncumulative, preferred shares	3/20/2020	20,000	20,000.04
Gitlab Inc., Series E, preferred shares	9/11/2019	19,450	19,450.04
Venture Global LNG, Inc., Series C	5/1/2015	12,720	16,108.03
RealSelf, Inc., Series C, convertible preferred shares	4/18/2018	19,000	14,084.03
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares	2/7/2020	9,000	12,346.03
Grail, Inc.	4/17/2020	9,907	9,907.02
Foursquare Labs, Inc., Series A	12/3/2013	20,000	5,891.01
Coursera, Inc., Series C, 8.00% noncumulative, convertible preferred shares	2/20/2020	5,400	5,684.01
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	587.00
Proteus Digital Health, Inc., Series G, 6.50% noncumulative, convertible preferred shares	5/6/2014-7/23/2014	40,000	—	.00
Total private placement securities		$ 498,726	$ 494,761	1.00%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
SMALLCAP World Fund — Page 22 of 26

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
SMALLCAP World Fund — Page 23 of 26

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,803,945	$4,310,614	$5,891	$12,120,450
Health care	7,133,122	2,778,866	182,278	10,094,266
Consumer discretionary	4,365,129	3,975,179	52,902	8,393,210
Industrials	2,315,016	4,387,518	—	6,702,534
Financials	2,243,352	1,183,398	—	3,426,750
Consumer staples	691,773	1,093,051	—	1,784,824
Communication services	1,016,524	584,686	—	1,601,210
Real estate	400,080	448,395	—	848,475
Materials	379,868	457,644	105	837,617
Energy	235,275	109,800	16,108	361,183
Utilities	71,876	42,959	129	114,964
Preferred securities	31,786	129,768	278,138	439,692
Rights & warrants	553	66	587	1,206
Convertible stocks	—	—	81,866	81,866
Bonds, notes & other debt instruments	—	3,565	—	3,565
Short-term securities	3,511,390	—	—	3,511,390
Total	$30,199,689	$19,505,509	$618,004	$50,323,202
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended
June 30, 2020 (dollars in thousands):
	Beginning value at 9/30/2019	Transfers into Level 3*	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3*	Ending value at 6/30/2020
Investment securities	$266,785	$3,643	$386,380	$(57,440)	$(24,646)	$43,282	$—	$618,004
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2020								$43,282
*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
SMALLCAP World Fund — Page 24 of 26

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2020	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average	Impact to valuation from an increase in input*
Common stocks	$257,413	Liquidation value	N/A	N/A	N/A	N/A
		Transaction price	N/A	N/A	N/A	N/A
		Expected proceeds	Discount rate	10%	10%	Decrease
		Inputs to market comparables and transaction price	Weight ascribed to transaction price	25%	N/A	N/A
			Weight ascribed to market comparables	75%	N/A	N/A
		Market comparables	Price/cash flow multiple	7.8x	7.8x	Increase
			Price/sales multiple	2.4x	2.4x	Increase
			Transaction point multiple discount	12%	12%	Decrease
			DLOM	24%	24%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			Million metric tonnes per annum	10 MMTPA	10 MMTPA	Increase
		Third party valuation	N/A	N/A	N/A	N/A
		Recent market information	Adjustment based on proxy (decrease)	21%	21%	Decrease
			DLOM	17% - 21%	19%	Decrease
Convertible securities	81,866	Inputs to market comparables and transaction price	Weight ascribed to transaction price	50%	N/A	N/A
			Weight ascribed to market comparables	50%	N/A	N/A
		Enterprise value multiple	Enterprise value/sales multiple	24.4x	24.4x	Increase
		Market comparables	Market comparables discount	20%	20%	Decrease
			Adjustment based on market comparables (increase)	1%	1%	Increase
			Enterprise value/sales multiple	11.6x - 12.5x	11.9x	Increase
			Transaction point multiple discount	2%	2%	Decrease
Preferred securities	278,138	Transaction price	N/A	N/A	N/A	N/A
		Inputs to market comparables and discounted cash flow	Weight ascribed to market comparables	67%	N/A	N/A
			Weight ascribed to discounted cash flow	33%	N/A	N/A
		Market comparables	DLOM	24%	24%	Decrease
			Enterprise value/sales multiple	4.3x	4.3x	Increase
			Market comparables discount	20%	20%	Decrease
		Discounted cash flow	DLOM	24%	24%	Decrease
			Revenue CAGR	21%	21%	Increase
			Weighted average cost of capital	10.5%	10.5%	Decrease
Rights & warrants	587	Black-Scholes	Underlying share price	N/A	N/A	N/A
			Implied volatility	30%	30%	Increase
	$618,004
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

SMALLCAP World Fund — Page 25 of 26

unaudited
Key to abbreviations
ADR = American Depositary Receipts
Btu = British thermal unit
CAD = Canadian dollars
CAGR = Compound annual growth rate
DLOM = Discount for lack of marketability
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
ISK = Icelandic kronor
MMTPA = Million metric tonnes per annum
SDR = Swedish Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-035-0820O-S78088	SMALLCAP World Fund — Page 26 of 26